Asset Acquisition (Details Narrative) - USD ($)		3 Months Ended
	Apr. 07, 2025	Jun. 30, 2025	Dec. 31, 2024
Asset Acquisition [Line Items]
Stock issued for asset acquisition, value		$ 3,150,616
Other current assets		180,053	$ 0
Accounts payable and accrued expenses		1,156,365	$ 724,217
Edgemode SAPL [Member]
Asset Acquisition [Line Items]
Note payable assumed	$ 1,750,000
Edgemode SAPL [Member]
Asset Acquisition [Line Items]
Stock Issued During Period, Shares, Purchase of Assets	1,260,246,354
Stock issued for asset acquisition, value	$ 3,150,616
Edgemode SAPL [Member] | Option Agreement [Member]
Asset Acquisition [Line Items]
Other current assets		180,053
Accounts payable and accrued expenses		$ 270,079
Edgemode SAPL [Member]
Asset Acquisition [Line Items]
Equity Method Investment, Ownership Percentage	100.00%